Income Taxes (Income Tax Benefit Statutory Tax Rate) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Net income (loss) before income taxes	$ (11,391)	(68,959)	(62,164)	24,993
Computed "expected" tax expense	(36)	(218)	0	(6,604)
Non-deductible expenses	0	0	0	(767)
Non-taxable income	22	131	0	940
Tax holiday	14	87	0	2,641
Tax effect of deferred tax and tax rates differential	1,653	10,007	7,727	(165)
Actual income tax benefit (expense)	$ (1,653)	(10,007)	(7,727)	3,955